Operating Expenses by Nature	12 Months Ended
Jul. 31, 2020
Expenses by nature [abstract]
Operating Expenses by Nature

25. Operating Expenses by Nature

For the year ended	July 31, 2020	July 31, 2019
Salaries and benefits	$12,202	$25,349
Consulting	7,425	11,176
Professional fees	9,811	8,258
Facilities	6,895	5,697
Selling, general and administrative	14,409	4,462
Travel	2,051	2,710
Share-based compensation	25,790	28,008
Marketing and promotion	12,474	22,308
Amortization of intangible assets	3,939	1,767
Depreciation of property, plant and equipment	6,072	1,747
Total	$101,068	$111,482

The following table summarizes the nature of share-based compensation in the period:

For the year ended	July 31, 2020	July 31, 2019
General and administrative related share-based compensation	$24,650	$26,322
Marketing and promotion related share-based compensation	1,140	1,686
Total operating expense related share-based compensation	25,790	28,008
Share based compensation capitalized to inventory	6,105	1,724
Total share-based compensation	$31,895	$29,732

The following table summarizes the total payroll related wages and benefits by nature in the period:

For the year ended	July 31, 2020	July 31, 2019
General and administrative related wages and benefits	$12,202	$17,975
Marketing and promotion related wages and benefits	5,625	6,162
Research and development related wages and benefits	2,717	1,212
Total operating expense related wages and benefits	20,544	25,349
Wages and benefits capitalized to inventory	21,128	10,905
Total wages and benefits	$41,672	$36,254